Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Central Index Key	dei_EntityCentralIndexKey	0001033969
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2015
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015